                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549



                                   FORM N-CSRS

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number : 811-8942

                          First Carolina Investors, Inc
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                             9347 A Founders Street
                         Fort Mill, South Carolina 29708
               --------------------------------------------------
                    (Address of principal executive offices)

                                 Brent D. Baird
                         First Carolina Investors, Inc.
                             9347 A Founders Street
                         Fort Mill, South Carolina 29708
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 803-802-0890

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2006


Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-l). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policy making roles. A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S. C. ss. 3507.

Item 1.    Report to Stockholders.

The Registrant's Report to Shareholders at June 30, 2006 is furnished within the filing of this N-CSRS.

                         FIRST CAROLINA INVESTORS, INC.

                             REPORT TO SHAREHOLDERS

                                 JUNE 30, 2006

                         FIRST CAROLINA INVESTORS, INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                             JUNE 30, 2006 AND 2005
                                  (UNAUDITED)

                                                                 2006           2005
                                                              -----------    -----------
                                         ASSETS

Investments in securities, at value (cost of $17,342,768 in
  2006 and $22,595,873 in 2005).............................  $33,062,150    $45,656,035
Short term money market investments.........................   17,952,583     21,088,462
Accrued dividend and interest receivable....................       84,618         96,381
Other assets................................................    2,496,171      2,413,214
                                                              -----------    -----------
          Total assets......................................  $53,595,522    $69,254,092
                                                              -----------    -----------

                                      LIABILITIES

Accounts payable and accrued liabilities....................  $ 2,536,118    $ 2,476,390
Federal and state income taxes payable......................    3,811,156      4,299,515
Deferred income taxes payable...............................    5,633,226      8,913,007
                                                              -----------    -----------
          Total liabilities.................................   11,980,500     15,688,912
                                                              -----------    -----------
Net Assets..................................................  $41,615,022    $53,565,180
                                                              ===========    ===========
Net assets per share (3,500,000 no par value common shares
  authorized, 886,679 shares issued, 886,579 shares
  outstanding in 2006 and 2005, respectively)...............  $     46.94    $     60.42
                                                              ===========    ===========

                See accompanying notes to financial statements.

          The financial statements should be read in conjunction with the 2005 Annual Report.

                         FIRST CAROLINA INVESTORS, INC.

                            STATEMENT OF OPERATIONS
                FOR THE SIX MONTHS ENDED JUNE 30, 2006 AND 2005
                                  (UNAUDITED)

                                                                 2006           2005
                                                              -----------    -----------
                                 INCOME
Dividends...................................................  $   419,066    $   446,277
Interest....................................................      469,250        593,764
Other.......................................................      603,337         25,912
                                                              -----------    -----------
          Total income......................................    1,491,653      1,065,953
                                                              -----------    -----------

                                EXPENSES
General and administrative..................................       48,985         46,266
Director fees and expenses..................................       75,949         85,008
Professional fees...........................................       98,726        113,712
State and local taxes.......................................       10,963          7,308
Other.......................................................       11,067         20,547
                                                              -----------    -----------
          Total expenses....................................      245,690        272,841
                                                              -----------    -----------
Earnings before income taxes and realized and unrealized
  appreciation on investments...............................    1,245,963        793,112
Provision (benefit) for income taxes........................      356,000       (208,000)
                                                              -----------    -----------
Investment income, net......................................      889,963        585,112
Net gain realized on investments in securities net of income tax provision of $3,457,000 in 2006 and $2,022,000 in
  2005).....................................................    5,639,318      5,668,202
Change in unrealized depreciation of investments, net.......   (4,264,067)    (6,280,744)
                                                              -----------    -----------
          Net increase (decrease) in net assets resulting
             from operations................................  $ 2,265,214    $   (27,430)
                                                              ===========    ===========

                See accompanying notes to financial statements.

          The financial statements should be read in conjunction with the 2005 Annual Report.

                         FIRST CAROLINA INVESTORS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE SIX MONTHS ENDED JUNE 30, 2006 AND 2005
                                  (UNAUDITED)

                                                                 2006          2005
                                                              -----------   -----------
Increase (decrease) in net assets from operations
  Investment income, net....................................  $   889,963   $   585,112
  Realized gain on investments, net.........................    5,639,318     5,668,202
  Change in unrealized depreciation, net....................   (4,264,067)   (6,280,744)
                                                              -----------   -----------
     Net increase (decrease) in net assets resulting from
      operations............................................    2,265,214       (27,430)
Distributions to shareholders of $1.00 per share............     (888,679)     (886,679)
                                                              -----------   -----------
     Total increase (decrease)..............................    1,376,535      (914,109)
Net assets
  Beginning of period.......................................   40,238,487    54,479,289
                                                              -----------   -----------
  End of period.............................................  $41,615,022   $53,565,180
                                                              ===========   ===========

                See accompanying notes to financial statements.

          The financial statements should be read in conjunction with the 2005 Annual Report.

                         FIRST CAROLINA INVESTORS, INC.

                            SCHEDULE OF INVESTMENTS
                             JUNE 30, 2006 AND 2005
                                  (UNAUDITED)

                                                                        2006                       2005
                                                              ------------------------   -------------------------
                                                              PRINCIPAL                   PRINCIPAL
                                                              AMOUNT OR                   AMOUNT OR
                                                              NO. SHARES   FAIR VALUE    NO. SHARES    FAIR VALUE
                                                              ----------   -----------   -----------   -----------
Common and Preferred Stocks -- 88.2% in 2006 and 81.6% in
  2005
Financial Services -- 89.4% in 2006 and 76.4% in 2005
  AON Corporation...........................................          --   $        --       100,000   $ 2,504,000
  Evans Bancorp, Inc........................................          --            --        63,294     1,395,000
  Finova Group, Inc.........................................   3,393,684       373,305     2,000,000       170,000
  Freddie Mac Preferred Series L............................      79,900     3,231,955            --            --
  Freddie Mac Preferred Series B............................      31,500     1,323,000            --            --
  Marsh & McLennan Companies, Inc...........................     100,000     2,689,000            --            --
  M & T Bank Corporation....................................     125,000    14,740,000       175,000    18,403,000
  Mercantile Bankshares Corporation.........................          --            --        58,800     3,029,964
  Merchants Group, Inc......................................     121,100     3,698,394       121,100     2,939,702
Manufacturing -- 5.0% in 2006 and 4.6% in 2005
  High Falls Brewery Company, LLC...........................     193,900            --       193,900            --
  Sun-Rype Products Ltd.....................................     134,300     1,461,990       177,200     1,731,776
Diversified -- 5.6% in 2006 and 19.0% in 2005
  Alderwoods Group, Inc.....................................          --            --       265,745     3,813,441
  Halterm Income Fund.......................................     123,300     1,093,671       123,300       562,371
  Ravensource Fund..........................................      74,000       551,004        74,000       439,930
  Winthrop Realty Trust Preferred...........................          --            --        91,000     2,256,800
    (Formerly: First Union Real Estate Equity Mortgage &
    Investments Preferred Conv Ser A
                                                                           -----------                 -----------
Total Common and Preferred Stocks -- (cost of $12,045,897 in
  2006 and $15,794,472 in 2005).............................               $29,162,319                 $37,245,984
                                                                           -----------                 -----------
Fixed Income Securities -- 11.8% in 2006 and 18.4% in 2005
  Abitibi Consolidated, Inc. 7.75% Bond due 2011............  $2,000,000     1,835,000   $        --            --
  AMR Corporation 9% Debentures due 2016....................          --            --     1,000,000       775,000
  Call-Net Enterprises, Inc. 10.625% Senior Secured Notes
    due 2009................................................          --            --     5,000,000     5,387,500
  High Falls Brewery Company, Inc. LLC 12% Notes due 2007...   1,110,000            --     1,110,000            --
  Moran Energy, Inc 8.75% Subordinated Notes due 2008.......      22,000        21,560        22,000        21,780
  St. Paul Associates, LLC 12% Note due 2008................     180,771       180,771       180,771       180,771
  Sea Containers, Ltd. 10.5% Bonds due 2012.................   2,000,000     1,862,500     2,000,000     2,045,000
                                                                           -----------                 -----------
Total Fixed Income Securities (cost of $5,296,871 in 2006
  and $6,801,401 in 2005)...................................               $ 3,899,831                 $ 8,410,051
                                                                           -----------                 -----------
Total -- 100% (cost of $17,342,768 in 2006 and $22,595,873
  in 2005)..................................................               $33,062,150                 $45,656,035
                                                                           ===========                 ===========
Short term money market investments.........................               $17,952,583                 $21,088,462
                                                                           ===========                 ===========

                See accompanying notes to financial statements.

          The financial statements should be read in conjunction with the 2005 Annual Report.

                         FIRST CAROLINA INVESTORS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2006 AND 2005
                                  (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, FINANCIAL STATEMENT PRESENTATION AND ORGANIZATION.

  (a) Organization

     First Carolina Investors, Inc. (the "Company") was organized December 2, 1971 and subsequently incorporated in the State of Delaware July 1, 1987. On January 3, 1995, First Carolina Investors, Inc. registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940.

  (b) Investments in Securities

     The Company records security transactions based on the trade date. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities of privately-held issuers or for which market quotations are not readily available are valued at fair value as determined in good faith by the Company's Pricing Committee of the Board of Directors. In determining fair value, the Pricing Committee of the Board of Directors may consider, if available, financial statements; business and strategic plans; evaluations of major assets; quality of management; legal, contractual or market restrictions or limitations on sale of the securities; and other factors which the directors deem relevant. Realized gains and losses are determined based on the average cost of the securities sold.

     Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. Discounts and premiums on debentures are amortized to cost over the life of the debentures at the effective rate of interest.

  (c) Income taxes

     The Company is subject to federal and state corporate income taxes. The Company accounts for deferred income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

  (d) Distributions to Shareholders

     Dividends payable to shareholders are recorded on the declaration date.

  (e) Management's use of estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results may differ from these estimates.

                         FIRST CAROLINA INVESTORS, INC.

                             JUNE 30, 2006 AND 2005
                                  (UNAUDITED)

  (f) Reclassification

     Certain amounts included in the 2005 statement of operations have been reclassified to conform to the 2006 presentation.

2. INVESTMENT TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities were $3,689,685 and $16,438,984 during 2006 and $2,866,000 and $14,260,828 during
2005. The net gain on sale of investments was $5,639,318 for 2006 and $5,668,202 for 2005. Net gains are computed using the average cost method.

3. OTHER ASSETS

     The components of other assets at June 30, 2006 and 2005 are as follows:

                                                        2006          2005
                                                     ----------    ----------

Deferred compensation, funded......................  $2,488,110    $2,401,736
Miscellaneous......................................       8,060        11,478
                                                     ----------    ----------
                                                     $2,496,170    $2,413,214
                                                     ==========    ==========

     The deferred compensation includes amounts owed to affiliated persons pursuant to a deferred compensation plan. The deferred compensation has accrued over twenty-two years. Contributions are no longer being made to the plan.

4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

     The components of accounts payable and accrued liabilities at June 30, 2006 and 2005 are as follows:

                                                        2006          2005
                                                     ----------    ----------

Overdrafts.........................................  $    7,000    $   10,004
Trade accounts payable.............................      37,207        60,865
Deferred compensation (note 3).....................   2,488,110     2,401,736
Miscellaneous accruals and payable.................       3,801         3,785
                                                     ----------    ----------
                                                     $2,536,118    $2,476,390
                                                     ==========    ==========

5. STATE INCOME TAX CREDITS

     During the first six months of 2006, the Company determined that the recognition of prior years state tax credits of $603,000 should have been recognized as other income. The prior years credits are reflected in the other income category of the financial statements for the six months ended June 30, 2006. Management has determined that the state tax credits were not material to the financial statements for the current six months or for prior years.

6. NET ASSETS PER SHARE

     Net assets per share are based on the number of shares of common stock and common stock equivalents outstanding, which, after deducting treasury stock, were 886,579 at both June 30, 2006 and June 30, 2005.

                         FIRST CAROLINA INVESTORS, INC.

                             JUNE 30, 2006 AND 2005
                                  (UNAUDITED)

7. SHARE REPURCHASE PROGRAM

     As of December 17, 2003 the Company no longer repurchases its equity shares. Prior to that date, 639,202 shares were repurchased at a cost of $22,498,467.

8. DISTRIBUTIONS TO SHAREHOLDERS

     Two dividends totaling $1.00 per share were declared during the six months ended June 30, 2006 and 2005. The dividends are taxable to shareholders as dividend income.

     The Company's directors have adopted a dividend policy to reflect the Company's intention to distribute to shareholders as dividends not less than all undistributed personal holding company income of the Company as defined in the Internal Revenue Code. In the Company's case, the sources of such income are primarily dividends, interest received and gains on sale of securities. In the fourth quarter, if necessary, an adjusting dividend is declared to effect a distribution of all undistributed personal holding company income for the fiscal year.

9. DIRECTOR FEES

     Each Director receives fees of $2,500 per directors' meeting attended and effective September, 2005, $2,000 per audit committee meeting attended. As of June 30, 2005 each Director receives $1,000 per the audit committee meeting attended. Each Director also receives an additional $10,000 yearly fee. The Chairman of the Audit Committee receives an additional $5,000 annual retainer fee. For the six months ended June 30, 2006 and 2005 directors' fees totaled $98,000 and $84,000, respectively.

10. RELATED PARTY TRANSACTIONS

     The Company paid brokerage fees of $13,222 and $14,175 for the six months ended June 30, 2006 and 2005, respectively. Trubee, Collins & Co., Inc. received $950 and $2,200 during the six months ended June 30, 2006 and 2005, respectively. The Company has executed securities transactions through the brokerage firm of Trubee, Collins and Co., Inc., of which Brent D. Baird, President and an affiliated person of the Company, is a registered person.

                         FIRST CAROLINA INVESTORS, INC.

                             JUNE 30, 2006 AND 2005
                                  (UNAUDITED)

                    COMPUTATION OF NET ASSET VALUE PER SHARE

                FOR THE SIX MONTHS ENDED JUNE 30, 2006 AND 2005
                                  (UNAUDITED)

                                                        2006           2005
                                                     -----------    -----------

Net Asset..........................................  $41,615,022    $53,565,180
                                                     ===========    ===========
Shares Outstanding.................................      886,579        886,579
                                                     ===========    ===========
Net Asset Value per Share..........................  $     46.94    $     60.42
                                                     ===========    ===========

  Annual Shareholder Meeting Summary

     On June 21, 2006 the Annual Shareholders Meeting was held in Rock Hill, South Carolina. At the meeting, five directors, constituting the entire Board of Directors, were elected to serve a one year term. The votes were as follows:

DIRECTORS NAME                                                FOR     WITHHELD
--------------                                              -------   --------

Bruce C. Baird............................................  831,656      200
Theodore E. Dann, Jr......................................  831,456      400
Patrick W. E. Hodgson.....................................  831,656      200
James E. Traynor..........................................  831,656      200
H. Thomas Webb III........................................  831,656      200

                         FIRST CAROLINA INVESTORS, INC.

                             JUNE 30, 2006 AND 2005
                                  (UNAUDITED)

                              FINANCIAL HIGHLIGHTS

 FOR THE FIVE SIX-MONTH PERIODS ENDED JUNE 30, 2006, 2005, 2004, 2003, AND 2002
                                  (UNAUDITED)

                                                2006         2005         2004         2003         2002
                                             ----------   ----------   ----------   ----------   ----------
FINANCIAL HIGHLIGHTS*
Investment income                            $     1.68   $     1.20   $     2.12   $     5.35   $     3.61
  Expenses (including income taxes)                (.68)        (.54)        (.85)       (2.24)       (1.39)
                                             ----------   ----------   ----------   ----------   ----------
  Investment income - net                          1.00          .66         1.27         3.11         2.22
  Net realized and unrealized gain on
    investments                                    1.55         (.69)         .83         5.44         0.06
                                             ----------   ----------   ----------   ----------   ----------
  Total from investment operations                 2.55        (0.03)        2.10         8.55         2.28
  Distributions from investment income -
    net                                           (1.00)       (1.00)       (1.00)       (1.00)       (1.00)
Capital share transactions                         0.00         0.00         0.00         0.32         0.10
                                             ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value         1.55        (1.03)        1.10         7.87         1.38
Net asset value:
  Beginning of period                             45.39        61.45        93.34        98.36       101.05
                                             ----------   ----------   ----------   ----------   ----------
  End of period                                   46.94        60.42        94.44       106.23       102.43
                                             ==========   ==========   ==========   ==========   ==========
Market value end of period                        37.75        56.25        76.30        90.65        88.50
Total Net Assets                             41,615,022   53,565,180   83,725,612   94,788,659   94,566,523
RATIOS
Ratio of expenses including income tax
  expense to average net assets                    1.47%        2.89%        0.90%        2.18%        1.37%
Ratio of expenses net of income tax
  expense to average net assets                    0.60%        0.51%        0.29%        0.39%        0.21%
Ratio of investment income - net to
  average net assets                               2.17%        1.09%        1.34%        3.03%        2.10%
Portfolio turnover                                 9.88%        5.38%        9.20%        6.08%       20.35%
Total return based on market price                15.72%        2.12%        1.77%        9.14%        9.04%
AVERAGE SHARES OUTSTANDING                      886,579      886,579      886,579      904,480      924,288

* Per share data is based upon the average number of shares outstanding for the period. The computation assumes that outstanding stock options were exercised and the proceeds used to purchase common stock. Financial highlights for 2003 and 2002 reflect subsidiaries.

DIRECTORS
Bruce C. Baird
President, Belmont Contracting Co., Inc.

Patrick W.E. Hodgson+
President, Cinnamon Investments Ltd. and
Chairman, Todd Shipyards Corporation

Theodore E. Dann, Jr.+
President and CEO, ACH Foam Technologies, LLC

James E. Traynor+
President, Clear Springs Development Co., LLC

H. Thomas Webb III++
Senior Vice-President, Crescent Resources, Inc.

OFFICERS
Brent D. Baird++
President

Bruce C. Baird
Vice President, Secretary

Cynthia Raby
Assistant Secretary

REGISTRAR, TRANSFER AND DISBURSING AGENT
Continental Stock Transfer and Trust Company
17 Battery Place
New York, NY 10004

INDEPENDENT AUDITORS
KPMG LLP
401 South Tryon Street
Charlotte, NC 28202

+ Member of the Audit Committee

++ Member of Pricing Committee

Item 2.    Code of Ethics.

Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable.

Item 4.    Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The schedule of investments is included as a part of the 2006 Report to Shareholders of First Carolina Investors, Inc. filed under Item 1 on this Form N-CSRS.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not  applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

The Registrant no longer repurchases its equity shares effective December 17, 2003.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of this item.

Item 11.   Controls and Procedures.

(a) The Registrant's principal executive or persons performing similar functions, have concluded that the Registrant' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270. 30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended (17 CFR 240.13a-15(b) or 240.15d-(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.   Exhibits

(a)(1)  Not applicable.

(a)(2) Certification pursuant to Section 302 of Sarbanes-Oxley Act of 2002 as attached hereto.

(a)(3)  Not applicable.

(b) Certification pursuant to Section 906 of Sarbanes-Oxley Act of 2002 as attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   FIRST CAROLINA INVESTORS, INC.

By:    /s/ Brent D. Baird
       ---------------------------------------
       Brent D. Baird, Chief Executive Officer

Date:  September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By

Date

The Company has no designated Chief Financial Officer at this time.